Oct. 01, 2020
T. Rowe Price Government Money Fund
Supplement to Prospectus Dated October 1, 2020

The Fund’s Board of Directors approved changes to the management fee structure resulting in a reduced management fee, effective April 1, 2021. Currently, the Fund’s management fee consists of a group fee component that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds,
TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private label mutual funds) and an individual fund fee component. The individual fund fee rate is 0.00% of the Fund’s average daily net assets so the fund pays only the group fee rate. On October 1, 2020, the annual group fee rate was 0.29% of the Fund’s average daily net assets. In addition, T. Rowe Price Associates, Inc., has contractually agreed at least through September 30, 2021, to waive a portion of its management fees in order to limit the fund’s management fees to 0.25% of the Fund’s average daily net assets.
Effective April 1, 2021, the arrangement limiting the overall management fee to 0.25% will be terminated and the separate group fee and individual fund fee component of the management fee will be eliminated, and the fund will begin paying T. Rowe Price an annual investment management fee of 0.18% based on the Fund’s average daily net assets.
Effective April 1, 2021, the following changes will be made to the prospectus:
The fee table and expense example on page 1 will be revised as follows:
Fees and Expenses of the Fund

	Investor Class		I Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	a	—

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.18	% b	0.18	% b
Distribution and service (12b-1) fees	—		—
Other expenses	0.12		0.02
Total annual fund operating expenses	0.30	b	0.20	b

a	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
b	Restated to reflect current fees.
Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$31	$97	$169	$381
I Class	20	64	113	255